Note 3 - Significant Accounting Policies (Details) - Depreciation Rates	12 Months Ended
Nov. 30, 2015
Computer Equipment [Member] | Declining Balance [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Declining Balance Depreciation Rate	30.00%
Computer Software, Intangible Asset [Member] | Declining Balance [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Declining Balance Depreciation Rate	50.00%
Furniture and Fixtures [Member] | Declining Balance [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Declining Balance Depreciation Rate	20.00%
Laboratory Equipment [Member] | Declining Balance [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Declining Balance Depreciation Rate	20.00%
Leasehold Improvements [Member] | Straight Line [Member]
Note 3 - Significant Accounting Policies (Details) - Depreciation Rates [Line Items]
Leasehold improvements	Over term of lease